Derivative Instruments - Additional Information (Detail)		12 Months Ended
	Jun. 01, 2016 USD ($) vessel	Dec. 31, 2016 USD ($) vessel tranche $ / shares NOK / Derivative shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 vessel NOK / shares NOK / Derivative shares	Mar. 31, 2016 USD ($) agreement	Feb. 29, 2016 USD ($) agreement
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Realized Gain (Loss) Net		$ (10,643,000)	$ (9,790,000)	$ (9,993,000)
Description of objective		The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt
Unrealized Gain (Loss) on Derivatives		$ 9,679,000	8,193,000	8,281,000
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (964,000)	(1,597,000)	(1,712,000)
Tanker Investments Ltd [Member]
Derivative [Line Items]
Number of stock purchase warrants (in shares) | shares		1			1
Maximum [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant | shares		750,000			750,000
Minimum [Member] | Tanker Investments Ltd [Member] | Tranche One [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		77.08			77.08
Minimum [Member] | Tanker Investments Ltd [Member] | Tranche Two [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		92.5			92.5
Minimum [Member] | Tanker Investments Ltd [Member] | Tranche Three [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		107.91			107.91
Minimum [Member] | Tanker Investments Ltd [Member] | Tranche Four [Member]
Derivative [Line Items]
Fair market value of the shares | NOK / Derivative		123.33			123.33
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Realized Gain (Loss) Net		$ (12,797,000)	(9,790,000)	(9,993,000)
Number of interest rate derivatives held | agreement							9
Unrealized Gain (Loss) on Derivatives		13,681,000	7,686,000	7,044,000
Interest Rate Swap, October 2016 Through December 2020 [Member]
Derivative [Line Items]
Number of interest rate derivatives held | agreement							4
Notional amount							$ 50,000,000
Interest rate swaps fixed rate							1.462%
Interest Rate Swap, Q1 2016 Through January 2021 [Member]
Derivative [Line Items]
Number of interest rate derivatives held | agreement						5
Interest Rate Swap, Q1 2016 Through January 2021, $75 Million Notional Amount [Member]
Derivative [Line Items]
Number of interest rate derivatives held | agreement						1
Notional amount						$ 75,000,000
Interest rate swaps fixed rate						1.549%
Interest Rate Swap, Q1 2016 Through January 2021, $50 Million Notional Amount [Member]
Derivative [Line Items]
Number of interest rate derivatives held | agreement						1
Notional amount						$ 50,000,000
Interest rate swaps fixed rate						1.155%
Interest Rate Swap, Q1 2016 Through January 2021, $25 Million Notional Amount [Member]
Derivative [Line Items]
Number of interest rate derivatives held | agreement						3
Notional amount						$ 25,000,000
Interest rate swaps fixed rate						1.549%
Warrant [Member]
Derivative [Line Items]
Unrealized Gain (Loss) on Derivatives		$ (4,877,000)	507,000	1,237,000
Warrant [Member] | Tanker Investments Ltd [Member]
Derivative [Line Items]
Fixed price of stock purchase warrants, per share | (per share)		$ 10			NOK 61.67
Number of tranches | tranche		4
Consecutive trading days		10 days
Fair value of stock purchase warrant | tranche		2
Time-charter Swap [Member]
Derivative [Line Items]
Derivative Instruments Not Designated As Hedging Instruments Realized Gain (Loss) Net		$ 2,154,000	0	0
Aframax equivalent vessel percent	55.00%	55.00%			55.00%
Aframax equivalent vessel | vessel	2	2			2
Daily payments received	$ 27,776
Brokerage commission	1.25%
Deduction from daily payments made	$ 500
Derivative, term of contract	11 months
Term of contract extension, counterparty option	2 months
Unrealized Gain (Loss) on Derivatives		$ 875,000	$ 0	$ 0